LONG-TERM INVESTMENTS (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Impairment Effects on Earnings Per Share [Line Items]
Equity Method Investment, Other than Temporary Impairment	$ 800,000	$ 1,900,000
Loss from Equity Method Investments		(261,397)	$ (814,440)
Equity Method Investments		87,734
Initial investments		711,000
Impairment of investments from continuing operations		100,000	$ 90,000.00
Impairment of investments from discontinued operations		200,000
Equity Method Investments [Member]
Impairment Effects on Earnings Per Share [Line Items]
Loss from Equity Method Investments		$ 300,000